Note 8 - Commitments and Contingencies (10-Q) (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating Lease, Expense	$ 9,492	$ 7,666	$ 34,000	$ 45,000
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	90.00%		90.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	4.00%		4.00%